UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: FEBRUARY 28

Date of reporting period: MARCH 1, 2012 – AUGUST 31, 2012

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI -ANNUAL REPORT

Managers AMG Funds

August 31, 2012

Systematic Value Fund

Systematic Mid Cap Value Fund

Managers AMG Funds

Semi-Annual Report—August 31, 2012 (unaudited)

TABLE OF CONTENTS	Page

ABOUT YOUR FUND’S EXPENSES	4

FUND PERFORMANCE	5

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

Systematic Value Fund	6

Systematic Mid Cap Value Fund	9

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	12

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	13
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	14
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	15
Detail of changes in assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	16
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	20
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS	25

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your on going costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended August 31, 2012	Expense Ratio for the Period	Beginning Account Value 03/01/2012	Ending Account Value 08/31/2012	Expenses Paid During the Period*
Systematic Value Fund
Class A
Based on Actual Fund Return	1.06%	$1,000	$1,021	$5.40
Hypothetical (5% return before expenses)	1.06%	$1,000	$1,020	$5.40
Class C
Based on Actual Fund Return	1.81%	$1,000	$1,017	$9.20
Hypothetical (5% return before expenses)	1.81%	$1,000	$1,016	$9.20
Institutional Class
Based on Actual Fund Return	0.81%	$1,000	$1,023	$4.13
Hypothetical (5% return before expenses)	0.81%	$1,000	$1,021	$4.13

Systematic Mid Cap Value Fund
Class A
Based on Actual Fund Return	1.11%	$1,000	$1,017	$5.64
Hypothetical (5% return before expenses)	1.11%	$1,000	$1,020	$5.65
Class C
Based on Actual Fund Return	1.86%	$1,000	$1,014	$9.44
Hypothetical (5% return before expenses)	1.86%	$1,000	$1,016	$9.45
Institutional Class
Based on Actual Fund Return	0.86%	$1,000	$1,019	$4.37
Hypothetical (5% return before expenses)	0.86%	$1,000	$1,021	$4.37

*  Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

4

Fund Performance Periods ended August 31, 2012 (unaudited)

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods.

Average Annual Total Returns[1]		Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
Systematic Value Fund[2,3]
Class A	No Load	2.09%	14.14%	(2.12)%	—	1.22%	02/28/06
Class A	With Load	(3.75)%	7.62%	(3.27)%	—	0.31%	02/28/06
Class C	No Load	1.71%	13.31%	(2.83)%	—	0.49%	02/28/06
Class C	With Load	0.71%	12.31%	(2.83)%	—	0.49%	02/28/06
Institutional Class		2.29%	14.50%	(1.86)%	6.31%	4.79%	04/01/02
Russell 1000® Value Index[4]		3.95%	17.30%	(0.85)%	6.57%	4.48%	04/01/02	†
Systematic Mid Cap Value Fund[2,3,5]
Class A	No Load	1.70%	13.79%	2.09%	—	3.88%	12/21/06
Class A	With Load	(4.13)%	7.23%	0.89%	—	2.81%	12/21/06
Class C	No Load	1.36%	13.02%	1.35%	—	3.14%	12/21/06
Class C	With Load	0.36%	12.02%	1.35%	—	3.14%	12/21/06
Institutional Class		1.87%	14.11%	2.36%	—	4.16%	12/21/06
Russell Midcap® Value Index[6]		2.38%	14.80%	1.78%	—	1.96%	12/21/06	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

Performance differences among the share classes are due to differences in sales charge structures and class expenses. Returns shown reflect maximum sales charge of 5.75% on Class A, as well as the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares held for less than one year are subject to a 1.00% CDSC. Class C shares convert to an equal dollar value of Class A shares at the end of the tenth year after purchase.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For this and other information, please call (800) 835-3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., a member of FINRA.

*	Not annualized.
†	The date reflects the inception date of the Fund, not the index.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of August 31, 2012. All returns are in U.S. dollars ($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]

The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time. Value stocks may underperform growth stocks during given periods.

[4]

The Russell 1000® Value Index is a large-cap value index measuring the performance of the largest 1,000 U.S. incorporated companies with lower price-to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 1000® Value Index is unmanaged, is not available for investment, and does not incur expenses.

[5]

The Fund is subject to risks associated with investments in mid-capitalization companies, such as erratic earnings patters, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

[6]

The Russell Midcap® Value Index measures the performance of those Russell Midcap® companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. Unlike the Fund, the Russell Midcap® Value Index is unmanaged, is not available for investment, and does not incur expenses.

The Russell 1000® Value Index and the Russell Midcap® Value Index are registered trademarks of Russell Investments. Russell® is a registered trademark of Russell Investments.

Not FDIC insured, nor bank guaranteed. May lose value.

5

Systematic Value Fund Fund Snapshots August 31, 2012

Portfolio Breakdown (unaudited)

Industry	Systematic Value Fund**	Russell 1000® Value Index
Financials	25.4%	26.3%
Energy	14.4%	16.8%
Health Care	12.1%	11.6%
Consumer Discretionary	10.0%	7.8%
Industrials	8.0%	9.1%
Information Technology	7.2%	6.6%
Consumer Staples	7.0%	7.3%
Materials	5.9%	3.8%
Utilities	4.0%	6.9%
Telecommunication Services	3.6%	3.8%
Other Assets and Liabilities	2.4%	0.0%

**	As a percentage of net assets.

Top Ten Holdings (unaudited)

Security Name	% of Net Assets
Discover Financial Services*	3.5%
General Electric Co.*	3.4
Chevron Corp.*	3.3
Pfizer, Inc.*	3.3
PNC Financial Services Group, Inc.*	2.9
AT&T, Inc.*	2.7
JPMorgan Chase & Co.*	2.6
PPL Corp.	2.3
CVS Caremark Corp.	2.2
Cisco Systems, Inc.	2.1

Top Ten as a Group	28.3%

*	Top Ten Holding at February 29, 2012

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

6

Systematic Value Fund Schedule of Portfolio Investments August 31, 2012 (unaudited)

	Shares	Value
Common Stocks—97.6%
Consumer Discretionar—10.0%
Bed Bath & Beyond, Inc.*	4,800	$322,416
CBS Corp., Class B	40,900	1,486,306
Delphi Automotive PLC*	13,650	413,459
Foot Locker, Inc.	42,600	1,472,682
GNC Holdings, Inc., Class A	12,500	485,625
Home Depot, Inc., The	8,350	473,863
Macy’s, Inc.	21,000	846,510
News Corp., Class A	31,600	739,124
PVH Corp.	5,825	546,968
Wyndham Worldwide Corp.	13,700	714,318
Total Consumer Discretionary		7,501,271
Consumer Staples—7.0%
Anheuser-Busch InBev N.V., ADR	16,250	1,367,925
CVS Caremark Corp.	35,550	1,619,302
Herbalife, Ltd.	7,500	362,925
J.M. Smucker Co., The	2,275	193,307
Kraft Foods, Inc., Class A	32,050	1,331,036
Walgreen Co.	10,400	371,904
Total Consumer Staples		5,246,399
Energy—14.4%
Anadarko Petroleum Corp.	13,100	907,437
Apache Corp.	9,625	825,344
Cameron International Corp.*	5,700	311,847
Chevron Corp.	22,325	2,503,972
ConocoPhillips	15,250	866,047
Devon Energy Corp.	6,850	396,136
Energen Corp.	10,900	556,445
Hess Corp.	11,650	588,675
HollyFrontier Corp.	21,400	862,206
Marathon Petroleum Corp.	9,200	476,100
Nabors Industries, Ltd.*	33,450	494,057
National Oilwell Varco, Inc.	11,875	935,750
Suncor Energy, Inc.	22,550	705,364
Transocean, Ltd.	7,200	353,016
Total Energy		10,782,396
Financials—25.4%
Aflac, Inc.	13,750	634,975
Allstate Corp., The	17,000	633,760
American International Group, Inc.*	43,900	1,507,087
Bank of America Corp.	119,650	956,003
BB&T Corp.	10,500	331,170
Capital One Financial Corp.	21,150	1,195,609

	Shares	Value
Citigroup, Inc.	34,310	$1,019,350
Comerica, Inc.	12,750	391,553
Digital Realty Trust, Inc.	5,850	435,884
Discover Financial Services	68,150	2,639,450
Fifth Third Bancorp	81,150	1,228,611
JPMorgan Chase & Co.	53,050	1,970,277
KeyCorp	40,000	337,200
Lincoln National Corp.	29,450	683,829
MetLife, Inc.	45,400	1,549,502
PNC Financial Services Group, Inc.	34,550	2,147,628
Regions Financial Corp.	59,250	412,380
SLM Corp.	24,350	383,513
Weyerhaeuser Co.	25,050	623,995
Total Financials		19,081,776
Health Care—12.1%
Aetna, Inc.	15,550	597,276
Amgen, Inc.	7,975	669,262
Bristol-Myers Squibb Co.	25,225	832,677
Celgene Corp.*	5,250	378,210
Eli Lilly & Co.	14,325	643,336
Gilead Sciences, Inc.*	11,150	643,243
Merck & Co, Inc.	33,250	1,431,412
Pfizer, Inc.	102,800	2,452,808
UnitedHealth Group, Inc.	27,100	1,471,530
Total Health Care		9,119,754
Industrials—8.0%
Delta Air Lines, Inc.*	29,250	253,013
Eaton Corp.[1]	23,650	1,057,628
General Electric Co.	123,150	2,550,436
Hertz Global Holdings, Inc.*	30,600	433,908
KBR, Inc.	8,500	230,265
Norfolk Southern Corp.	4,900	355,054
Tyco International, Ltd.	8,200	462,316
United Rentals, Inc.*	19,550	631,660
Total Industrials		5,974,280
Information Technology—7.2%
Adobe Systems, Inc.*	13,200	412,764
Broadcom Corp., Class A	31,550	1,120,971
Cisco Systems, Inc.	81,400	1,553,112
EMC Corp.*	30,441	800,294
Microsoft Corp.	11,800	363,676
NetApp, Inc.*	11,100	383,172
Skyworks Solutions, Inc.*	25,400	773,684
Total Information Technology		5,407,673

The accompanying notes are an integral part of these financial statements.

7

Systematic Value Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Materials—5.9%
Agrium, Inc.	5,550	$546,009
Ashland, Inc.	8,675	638,740
CF Industries Holdings, Inc.	2,695	557,892
Freeport-McMoRan Copper & Gold, Inc., Class B	29,150	1,052,606
LyondellBasell Industries N.V., Class A	19,900	971,916
PPG Industries, Inc.	5,850	643,617
Total Materials		4,410,780
Telecommunication Services—3.6%
AT&T, Inc.	54,600	2,000,544
Verizon Communications, Inc.	16,500	708,510
Total Telecommunication Services		2,709,054
Utilities—4.0%
NiSource, Inc.	24,950	607,283
PPL Corp.	60,050	1,761,266

	Shares	Value
Southern Co., The	13,800	$625,554
Total Utilities		2,994,103
Total Common Stocks (cost $64,501,348)		73,227,486
Other Investment Companies—2.8%[2]
BNY Mellon Overnight Government Fund, 0.16%[3]	1,022,249	1,022,249
Dreyfus Cash Management Fund, Institutional Class Shares, 0.08%	1,109,358	1,109,358
Total Other Investment Companies (cost $2,131,607)		2,131,607
Total Investments—100.4% (cost $66,632,955)		75,359,093
Other Assets, less Liabilities—(0.4)%		(326,524)
Net Assets—100.0%		$75,032,569

The accompanying notes are an integral part of these financial statements.

8

Systematic Mid Cap Value Fund Fund Snapshots August 31, 2012

Portfolio Breakdown (unaudited)

Industry	Systematic Mid Cap Value Fund**	Russell Midcap® Value Index
Financials	28.4%	30.7%
Consumer Discretionary	12.1%	9.2%
Information Technology	11.5%	10.6%
Energy	10.2%	9.0%
Industrials	10.1%	10.7%
Utilities	9.2%	10.6%
Materials	7.4%	6.0%
Consumer Staples	4.2%	4.8%
Health Care	4.1%	7.0%
Telecommunication Services	0.0%	1.4%
Other Assets and Liabilities	2.8%	0.0%

**	As a percentage of net assets.

Top Ten Holdings (unaudited)

Security Name	%of Net Assets
Energen Corp.*	2.8%
Cadence Design Systems, Inc.	2.6
Foot Locker, Inc.	2.6
Lincoln National Corp.*	2.4
Discover Financial Services*	2.3
Comerica, Inc.	2.3
PPL Corp.*	2.2
Validus Holdings, Ltd.	2.2
KeyCorp*	2.2
NiSource, Inc.*	2.2

Top Ten as a Group	23.8%

*	Top Ten Holding at February 29, 2012

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

9

Systematic Mid Cap Value Fund Schedule of Portfolio Investments August 31, 2012 (unaudited)

	Shares	Value
Common Stocks—97.2%
Consumer Discretionary—12.1%
CBS Corp., Class B	85,450	$3,105,253
Dana Holding Corp.	95,925	1,310,336
Delphi Automotive PLC*	58,800	1,781,052
Foot Locker, Inc.	224,875	7,773,929
GNC Holdings, Inc., Class A	145,100	5,637,135
Macy’s, Inc.	84,875	3,421,311
MDC Holdings, Inc.	96,225	3,337,083
Pier 1 Imports, Inc.	248,975	4,601,058
PVH Corp.	36,500	3,427,350
Wyndham Worldwide Corp.	44,600	2,325,444
Total Consumer Discretionary		36,719,951
Consumer Staples—4.2%
Coca-Cola Enterprises, Inc.	51,850	1,531,131
Hain Celestial Group, Inc., The*	30,925	2,133,516
Herbalife, Ltd.	56,975	2,757,020
J.M. Smucker Co., The	27,775	2,360,042
Molson Coors Brewing Co.	49,100	2,186,914
Nu Skin Enterprises, Inc., Class A1	44,350	1,840,082
Total Consumer Staples		12,808,705
Energy—10.2%
Energen Corp.	166,625	8,506,206
HollyFrontier Corp.	149,475	6,022,348
Marathon Petroleum Corp.	24,950	1,291,163
Noble Corp.*	90,050	3,434,507
Oil States International, Inc.*	54,025	4,226,916
Plains Exploration & Production Co.*	91,300	3,589,916
Superior Energy Services, Inc.*	175,700	3,649,289
Total Energy		30,720,345
Financials—28.4%
Allstate Corp., The	80,475	3,000,108
BioMed Realty Trust, Inc.	313,725	5,813,324
Brandywine Realty Trust	477,775	5,828,855
CBL & Associates Properties, Inc.	195,475	4,177,301
Comerica, Inc.	224,100	6,882,111
Digital Realty Trust, Inc.	51,100	3,807,461
Discover Financial Services	178,450	6,911,368
DuPont Fabros Technology, Inc.	61,175	1,685,983
Fifth Third Bancorp	149,775	2,267,593
HCC Insurance Holdings, Inc.	46,175	1,527,469
Home Properties, Inc.	17,650	1,126,953
KeyCorp	796,600	6,715,338
Kilroy Realty Corp.	50,425	2,380,564

	Shares	Value
Lincoln National Corp.	313,050	$7,269,021
Raymond James Financial, Inc.	181,825	6,400,240
Regions Financial Corp.	740,350	5,152,836
SLM Corp.	310,475	4,889,981
Validus Holdings, Ltd.*	201,225	6,743,050
Weyerhaeuser Co.	135,200	3,367,832
Total Financials		85,947,388
Health Care—4.1%
Charles River Laboratories International, Inc.*	67,025	2,434,348
PerkinElmer, Inc.	99,025	2,703,382
Sirona Dental Systems, Inc.*	89,525	4,757,359
WellCare Health Plans, Inc.*	44,225	2,507,115
Total Health Care		12,402,204
Industrials—10.1%
AGCO Corp.*	48,800	2,053,992
Eaton Corp.[1]	100,750	4,505,540
Hertz Global Holdings, Inc.*	400,725	5,682,280
KBR, Inc.	94,670	2,564,610
Ryder System, Inc.	80,500	3,220,805
Snap-on, Inc.	25,400	1,763,268
Triumph Group, Inc.	85,170	5,061,653
United Rentals, Inc.*	178,300	5,760,873
Total Industrials		30,613,021
Information Technology—11.5%
Broadcom Corp., Class A	142,200	5,052,366
Cadence Design Systems, Inc.*	601,750	7,943,100
Diebold, Inc.	5,800	188,964
FEI Co.	60,531	3,251,120
Fidelity National Information Services, Inc.	96,850	3,050,775
Jabil Circuit, Inc.	157,650	3,591,267
NetApp, Inc.*	87,925	3,035,171
Skyworks Solutions, Inc.*	181,500	5,528,490
ValueClick, Inc.*	193,100	3,139,806
Total Information Technology		34,781,059
Materials—7.4%
Agrium, Inc.	14,625	1,438,808
Ashland, Inc.	71,100	5,235,093
CF Industries Holdings, Inc.	9,664	2,000,545
Cytec Industries, Inc.	56,350	3,858,284
MeadWestvaco Corp.	92,450	2,658,862
Nucor Corp.	113,275	4,264,804
PPG Industries, Inc.	27,025	2,973,290
Total Materials		22,429,686

The accompanying notes are an integral part of these financial statements.

10

Systematic Mid Cap Value Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Utilities—9.2%
American Water Works Co., Inc.	59,050	$2,177,173
Calpine Corp.*	143,750	2,522,813
Cleco Corp.	104,375	4,272,069
CMS Energy Corp.	235,950	5,443,366
NiSource, Inc.	267,500	6,510,950
PPL Corp.	232,150	6,808,959
Total Utilities		27,735,330
Total Common Stocks (cost $265,028,400)		294,157,689

	Shares	Value
Other Investment Companies—3.2%[2]
BNY Mellon Overnight Government Fund, 0.16%[3]	3,644,713	$3,644,713
Dreyfus Cash Management Fund, Institutional Class Shares, 0.08%	6,152,487	6,152,487
Total Other Investment Companies (cost $9,797,200)		9,797,200
Total Investments—100.4% (cost $274,825,600)		303,954,889
Other Assets, less Liabilities—(0.4)%		(1,177,445)
Net Assets—100.0%		$302,777,444

The accompanying notes are an integral part of these financial statements.

11

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At August 31, 2012, the approximate cost of investments for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Systematic Value Fund	$67,958,409	$8,967,554	$(1,566,870)	$7,400,684
Systematic Mid Cap Value Fund	278,654,965	31,017,850	(5,717,926)	25,299,924

*	Non-income-producing security.
[1]	Some or all of these shares were out on loan to various brokers as of August 31, 2012, amounting to:

Fund	Market Value	% of Net Assets
Systematic Value Fund	$1,004,724	1.3%
Systematic Mid Cap Value Fund	3,582,113	1.2%

[2]	Yield shown for each investment company represents the August 31, 2012, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

As of August 31, 2012 , the investments in each Fund were all valued using as Level 1 inputs. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedules of Portfolio Investments. (See Note 1(a) in the Notes To Financial Statements.)

As of August 31, 2012, the Funds had no transfers between levels from the beginning of the reporting period.

12

Statement of Assets and Liabilities August 31, 2012 (unaudited)

	Systematic Value Fund	Systematic Mid Cap Value Fund
Assets:
Investments at value* (including securities on loan valued at $1,004,724 and $3,582,113, respectively)	$75,359,093	$303,954,889
Receivable for investments sold	751,687	4,211,941
Receivable for Fund shares sold	122,876	906,804
Dividends, interest and other receivables	138,089	359,832
Receivable from affiliate	6,771	—
Prepaid expenses	29,364	43,069
Total assets	76,407,880	309,476,535
Liabilities:
Payable upon return of securities loaned	1,022,249	3,644,713
Payable for investments purchased	205,336	2,162,422
Payable for Fund shares repurchased	29,070	611,060
Accrued expenses:
Investment advisory and management fees	44,482	192,133
Distribution fees—Class A shares	6,499	5,744
Distribution fees—Class C shares	440	1,667
Other	67,235	81,352
Total liabilities	1,375,311	6,699,091

Net Assets	$75,032,569	$302,777,444
Net Assets Represent:
Paid-in capital	$73,270,327	$282,328,266
Undistributed net investment income	646,984	2,274,360
Accumulated net realized loss from investments	(7,610,880)	(10,954,471)
Net unrealized appreciation of investments	8,726,138	29,129,289
Net Assets	$75,032,569	$302,777,444
Class A Shares:
Net Assets	$30,926,733	$27,301,243
Shares outstanding	3,013,078	2,400,078
Net asset value and redemption price per share	$10.26	$11.38
Offering price per share based on a maximum sales charge of 5.75% (NAV per share/(100%—maximum sales charge))	$10.89	$12.07
Class C Shares:
Net Assets	$504,220	$1,970,059
Shares outstanding	49,753	176,402
Net asset value and offering price per share	$10.13	$11.17
Institutional Class Shares:
Net Assets	$43,601,616	$273,506,142
Shares outstanding	4,235,579	23,934,332
Net asset value, offering and redemption price per share	$10.29	$11.43
* Investments at cost	$66,632,955	$274,825,600

The accompanying notes are an integral part of these financial statements.

13

Statement of Operations For the six months ended August 31, 2012 (unaudited)

	Systematic Value Fund	Systematic Mid Cap Value Fund
Investment Income:
Dividend income	$818,849	$3,067,603
Securities lending income	417	3,292
Interest income	38	350
Foreign withholding tax	(7,655)	(1,448)
Total investment income	811,649	3,069,797
Expenses:
Investment advisory and management fees	263,720	1,117,251
Distribution fees—Class A shares	39,530	33,674
Distribution fees—Class C shares	2,754	10,261
Transfer agent	20,931	18,055
Professional fees	18,732	27,547
Registration fees	15,548	28,923
Custodian	13,654	32,957
Reports to shareholders	7,070	12,773
Trustees fees and expenses	1,721	8,151
Miscellaneous	2,537	10,794
Total expenses before offsets	386,197	1,300,386
Expense repayments	192	23,180
Expense reimbursements	(38,938)	(135)
Expense reductions	(15,489)	(26,896)
Net expenses	331,962	1,296,535

Net investment income	479,687	1,773,262
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	1,591,458	5,816,029
Net change in unrealized appreciation (depreciation) of investments	(605,216)	(2,091,236)
Net realized and unrealized gain	986,242	3,724,793

Net increase in net assets resulting from operations	$1,465,929	$5,498,055

The accompanying notes are an integral part of these financial statements.

14

Statements of Changes in Net Assets For the six months ended August 31, 2012 (unaudited) and the fiscal year ended February 29, 2012

	Systematic Value Fund		Systematic Mid Cap Value Fund
	August 31, 2012	February 29, 2012	August 31, 2012	February 29, 2012
Increase (Decrease) in Net Assets From Operations:
Net investment income	$479,687	$888,113	$1,773,262	$2,181,039
Net realized gain (loss) on investments	1,591,458	3,832,764	5,816,029	(16,563,702)
Net change in unrealized appreciation (depreciation) of investments	(605,216)	(12,497,907)	(2,091,236)	8,968,685
Net increase (decrease) in net assets resulting from operations	1,465,929	(7,777,030)	5,498,055	(5,413,978)
Distributions to Shareholders:
From net investment income:
Class A	—	(301,744)	—	(98,167)
Class C	—	(627)	—	—
Institutional Class	—	(524,915)	—	(1,598,525)
From net realized gain on investments:
Class A	—	—	—	(959,906)
Class C	—	—	—	(71,515)
Institutional Class	—	—	—	(9,935,660)
Total distributions to shareholders	—	(827,286)	—	(12,663,773)
From Capital Share Transactions:[1]
Proceeds from sale of shares	11,546,707	18,138,821	43,217,489	285,993,764
Reinvestment of dividends and distributions	—	826,205	—	12,167,453
Cost of shares repurchased	(10,278,607)	(65,704,044)	(43,868,914)	(122,090,411)
Net increase (decrease), from capital share transactions	1,268,100	(46,739,018)	(651,425)	176,070,806

Total increase (decrease) in net assets	2,734,029	(55,343,334)	4,846,630	157,993,055
Net Assets:
Beginning of period	72,298,540	127,641,874	297,930,814	139,937,759
End of period	$75,032,569	$72,298,540	$302,777,444	$297,930,814
End of period undistributed net investment income	$646,984	$167,297	$2,274,360	$501,098

Share Transactions:[1]
Sale of shares	1,149,307	1,887,213	3,889,172	25,224,666
Reinvested shares from dividends and distributions	—	91,229	—	1,193,297
Shares repurchased	(1,040,333)	(6,963,965)	(3,946,452)	(11,571,390)
Net increase (decrease) in shares	108,974	(4,985,523)	(57,280)	14,846,573

[1]	See note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

15

Systematic Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended August 31, 2012 (unaudited)	For the fiscal year ended
Class A		February 29, 2012	February 28, 2011	February 28, 2010	February 28, 2009	February 29, 2008
Net Asset Value, Beginning of Period	$10.05	$10.47	$8.46	$5.54	$10.74	$12.13
Income from Investment Operations:
Net investment income	0.06	0.10	0.04	0.05	0.13	0.11
Net realized and unrealized gain (loss) on investments	0.15	(0.43)	2.01	2.93	(5.22)	(0.50)
Total from investment operations	0.21	(0.33)	2.05	2.98	(5.09)	(0.39)
Less Distributions to Shareholders from:
Net investment income	—	(0.09)	(0.04)	(0.06)	(0.11)	(0.10)
Net realized gain on investments	—	—	—	—	—	(0.90)
Total distributions to shareholders	—	(0.09)	(0.04)	(0.06)	(0.11)	(1.00)
Net Asset Value, End of Period	$10.26	$10.05	$10.47	$8.46	$5.54	$10.74
Total Return[1]	2.09%[6]	(3.04)%	24.22%	53.81%	(47.56)%	(4.18)%
Ratio of net expenses to average net assets	1.02%[7]	1.03%[3]	1.09%	1.12%	1.12%	1.14%
Ratio of net investment income to average net assets[1]	1.13%[7]	0.81%	0.37%	0.72%	1.67%	1.00%
Portfolio turnover	44%[6]	100%	132%	135%	165%	110%
Net assets at end of period (000’s omitted)	$30,927	$28,911	$56,153	$64,147	$40,730	$62,389

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.16%[7]	1.16%	1.15%	1.15%	1.18%	1.20%
Ratio of net investment income to average net assets	0.99%[7]	0.68%	0.31%	0.69%	1.61%	0.94%

	For the six months ended August 31, 2012 (unaudited)	For the fiscal year ended
Class C		February 29, 2012	February 28, 2011	February 28, 2010	February 28, 2009	February 29, 2008
Net Asset Value, Beginning of Period	$9.96	$10.36	$8.40	$5.50	$10.63	$12.05
Income from Investment Operations:
Net investment income (loss)	0.02	0.00 #	(0.04)	0.01	0.08	0.06
Net realized and unrealized gain (loss) on investments	0.15	(0.39)	2.00	2.89	(5.17)	(0.54)
Total from investment operations	0.17	(0.39)	1.96	2.90	(5.09)	(0.48)
Less Distributions to Shareholders from:
Net investment income	—	(0.01)	—	—	(0.04)	(0.05)
Net realized gain on investments	—	—	—	—	—	(0.89)
Total distributions to shareholders	—	(0.01)	—	—	(0.04)	(0.94)
Net Asset Value, End of Period	$10.13	$9.96	$10.36	$8.40	$5.50	$10.63
Total Return[1]	1.71%[6]	(3.76)%	23.33%	52.73%	(47.97)%	(4.91)%
Ratio of net expenses to average net assets	1.77%[7]	1.78%[3]	1.84%	1.87%	1.87%	1.89%
Ratio of net investment income (loss) to average net assets[1]	0.38%[7]	0.12%	(0.38)%	0.03%	0.88%	0.30%
Portfolio turnover	44%[6]	100%	132%	135%	165%	110%
Net assets at end of period (000’s omitted)	$504	$622	$946	$1,197	$1,959	$3,266

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.91%[7]	1.91%	1.90%	1.90%	1.93%	1.95%
Ratio of net investment income (loss) to average net assets	0.24%[7]	(0.01)%	(0.44)%	0.00%#	0.82%	0.24%

16

Systematic Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended August 31, 2012 (unaudited)	For the fiscal year ended
Institutional Class		February 29, 2012	February 28, 2011	February 28, 2010	February 28, 2009	February 29, 2008
Net Asset Value, Beginning of Period	$10.06	$10.50	$8.48	$5.55	$10.77	$12.16
Income from Investment Operations:
Net investment income	0.07	0.14	0.06	0.06	0.09	0.15
Net realized and unrealized gain (loss) on investments	0.16	(0.46)	2.02	2.95	(5.18)	(0.51)
Total from investment operations	0.23	(0.32)	2.08	3.01	(5.09)	(0.36)
Less Distributions to Shareholders from:
Net investment income	—	(0.12)	(0.06)	(0.08)	(0.13)	(0.13)
Net realized gain on investments	—	—	—	—	—	(0.90)
Total distributions to shareholders	—	(0.12)	(0.06)	(0.08)	(0.13)	(1.03)
Net Asset Value, End of Period	$10.29	$10.06	$10.50	$8.48	$5.55	$10.77
Total Return[1]	2.29%[6]	(2.87)%	24.58%	54.22%	(47.45)%	(3.94)%
Ratio of net expenses to average net assets	0.77%[7]	0.78%[3]	0.84%	0.87%	0.87%	0.89%
Ratio of net investment income to average net assets[1]	1.38%[7]	1.06%	0.63%	0.96%	2.01%	1.20%
Portfolio turnover	44%[6]	100%	132%	135%	165%	110%
Net assets at end of period (000’s omitted)	$43,602	$42,766	$70,543	$58,486	$27,623	$28,944

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	0.91%[7]	0.91%	0.90%	0.90%	0.93%	0.95%
Ratio of net investment income to average net assets	1.24%[7]	0.93%	0.57%	0.93%	1.95%	1.14%

17

Systematic Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended August 31, 2012 (unaudited)	For the fiscal year ended
Class A		February 29, 2012	February 28, 2011	February 28, 2010	February 28, 2009	February 29, 2008
Net Asset Value, Beginning of Period	$11.18	$11.91	$9.28	$6.08	$10.01	$10.41
Income from Investment Operations:
Net investment income	0.06	0.07	0.01	0.04	0.07	0.03
Net realized and unrealized gain (loss) on investments	0.14	(0.33)	2.78	3.20	(3.95)	(0.25)
Total from investment operations	0.20	(0.26)	2.79	3.24	(3.88)	(0.22)
Less Distributions to Shareholders from:
Net investment income	—	(0.04)	(0.04)	(0.04)	(0.05)	(0.03)
Net realized gain on investments	—	(0.43)	(0.12)	—	—	(0.15)
Total distributions to shareholders	—	(0.47)	(0.16)	(0.04)	(0.05)	(0.18)
Net Asset Value, End of Period	$11.38	$11.18	$11.91	$9.28	$6.08	$10.01
Total Return[1]	1.79%[5,6]	(1.73)%	30.22%	53.36%	(38.82)%	(2.29)%
Ratio of net expenses to average net assets	1.09%[7]	1.09%[4]	1.17%	1.20%	1.21%	1.23%
Ratio of net investment income to average net assets[1]	0.97%[7]	0.66%	0.31%	0.68%	0.90%	0.84%
Portfolio turnover	49%[6]	114%	148%	171%	142%	122%
Net assets at end of period (000’s omitted)	$27,301	$26,677	$22,534	$11,719	$5,171	$4,863

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.11%[7]	1.13%	1.20%	1.24%	1.26%	1.82%
Ratio of net investment income to average net assets	0.95%[7]	0.62%	0.28%	0.64%	0.85%	0.26%

	For the six months ended August 31, 2012 (unaudited)	For the fiscal year ended
Class C		February 29, 2012	February 28, 2011	February 28, 2010	February 28, 2009	February 29, 2008
Net Asset Value, Beginning of Period	$11.02	$11.77	$9.21	$6.05	$9.96	$10.40
Income from Investment Operations:
Net investment income (loss)	0.00 #	0.00 #	(0.03)	(0.01)	0.01	0.00 #
Net realized and unrealized gain (loss) on investments	0.15	(0.33)	2.71	3.17	(3.92)	(0.29)
Total from investment operations	0.15	(0.33)	2.68	3.16	(3.91)	(0.29)
Less Distributions to Shareholders from:
Net realized gain on investments	—	(0.42)	(0.12)	—	—	(0.15)
Net Asset Value, End of Period	$11.17	$11.02	$11.77	$9.21	$6.05	$9.96
Total Return[1]	1.36%[6]	(2.43)%	29.15%	52.23%	(39.26)%	(2.95)%
Ratio of net expenses to average net assets	1.84%[7]	1.84%[4]	1.92%	1.95%	1.96%	1.98%
Ratio of net investment income (loss) to average net assets[1]	0.22%[7]	(0.11)%	(0.43)%	(0.10)%	0.12%	0.04%
Portfolio turnover	49%[6]	114%	148%	171%	142%	122%
Net assets at end of period (000’s omitted)	$1,970	$2,092	$1,538	$491	$239	$441

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.86%[7]	1.88%	1.95%	1.99%	2.01%	3.00%
Ratio of net investment income (loss) to average net assets	0.20%[7]	(0.15)%	(0.46)%	(0.14)%	0.07%	(0.98)%

18

Systematic Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended August 31, 2012 (unaudited)	For the fiscal year ended
Institutional Class		February 29, 2012	February 28, 2011	February 28, 2010	February 28, 2009	February 29, 2008
Net Asset Value, Beginning of Period	$11.22	$11.95	$9.30	$6.09	$10.03	$10.42
Income from Investment Operations:
Net investment income	0.07	0.09	0.06	0.07	0.05	0.04
Net realized and unrealized gain (loss) on investments	0.14	(0.32)	2.78	3.20	(3.92)	(0.24)
Total from investment operations	0.21	(0.23)	2.84	3.27	(3.87)	(0.20)
Less Distributions to Shareholders from:
Net investment income	—	(0.07)	(0.07)	(0.06)	(0.07)	(0.04)
Net realized gain on investments	—	(0.43)	(0.12)	—	—	(0.15)
Total distributions to shareholders	—	(0.50)	(0.19)	(0.06)	(0.07)	(0.19)
Net Asset Value, End of Period	$11.43	$11.22	$11.95	$9.30	$6.09	$10.03
Total Return[1]	1.87%[6]	(1.49)%	30.63%[5]	53.75%[5]	(38.66)%	(2.13)%
Ratio of net expenses to average net assets	0.84%[7]	0.84%[4]	0.92%	0.95%	0.96%	0.98%
Ratio of net investment income to average net assets[1]	1.22%[7]	0.95%	0.57%	0.90%	1.19%	1.03%
Portfolio turnover	49%[6]	114%	148%	171%	142%	122%
Net assets at end of period (000’s omitted)	$273,506	$269,162	$115,866	$91,640	$53,451	$17,223

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	0.86%[7]	0.88%	0.95%	0.99%	1.01%	1.98%
Ratio of net investment income to average net assets	1.20%[7]	0.91%	0.54%	0.86%	1.14%	0.04%

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights of the Funds previously presented in this report.

#	Rounds to less than $0.01 per share or 0.01%.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[3]

Effective July 1, 2011, as described in the current prospectus, the Fund’s expense cap was reduced to 0.81% from 0.90%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended February 29, 2012.

[4]

Effective July 1, 2011, as described in the current prospectus, the Fund’s expense cap was reduced to 0.87% from 0.99%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended February 29, 2012.

[5]	The Total Return is based on the Financial Statement Net Asset Values as shown above.
[6]	Not Annualized.
[7]	Annualized.

19

Notes to Financial Statements August 31, 2012 (unaudited)

1.	Summary of Significant Accounting Policies

Managers AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are two equity funds: Systematic Value Fund (“Value”) and Systematic Mid Cap Value Fund (“Mid Cap Value”), each a “Fund” and collectively the “Funds.”

Value and Mid Cap Value each offer three classes of shares: Class A, Class C, and Institutional Class. Sales of Class A shares may be subject to a front-end sales charge up to 5.75%. Redemptions of Class C and certain Class A shares may be subject to a contingent-deferred sales charge (as a percentage of the original offering price or the net asset value at the time of sale, whichever is less). Institutional Class shares are available, with no sales charge, to certain institutional investors and qualifying individual investors. Each class represents an interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Each class has equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Short-term investments having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arm’s-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; (iii) the value of comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers; and (iv) other factors, such as future cash flows, interest rates, yield curves, volatilities, credit risks and/or default rates. The Board will be presented with a quarterly report comparing fair values determined by the Pricing Committee against subsequent market valuations for those securities. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) when, for example, (1) market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed, (2) trading in a portfolio investment is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and the time as of which each Fund calculates its NAV, (4) an investment’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. Under certain circumstances, the Investment Manager may adjust such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of thinly traded securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Funds’ fair value procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market

20

Notes to Financial Statements (continued)

participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with observable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. Transfers between different levels in the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The Funds had certain portfolio trades directed to various brokers, under a brokerage recapture program, which paid a portion of such Fund’s expenses. For the six months ended August 31, 2012, the amount by which the Fund’s expenses were reduced and the impact on the expense ratios, if any, were as follows: Value—$15,483 or 0.04% and Mid Cap Value—$26,874 or 0.02%.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended August 31, 2012 , the custodian expense was not reduced.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal Funds rate on the day of the overdraft. For the six months ended August 31, 2012, the Funds did not incur any overdraft fees.

The Trust also has a balance credit arrangement with its Transfer Agent, BNY Mellon Investment Servicing (US) Inc., whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended August 31, 2012, the transfer agent expense for Value and Mid Cap Value was reduced by $6 and $22, respectively.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense reductions such as brokerage recapture credits but include non-reimbursable expenses, if any, such as interest and taxes.

d.	Dividends and Distributions

Dividends resulting from net investment income and distributions of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for losses deferred due to wash sales, REITS, equalization accounting for tax purposes and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended February 28, 2010-2011, and February 29, 2012), and has concluded that no

21

Notes to Financial Statements (continued)

provision for federal income tax is required in the Funds’ financial statements. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Under the enacted Regulated Investment Company Modernization Act of 2010 (the “Act”), post-enactment capital losses may be carried forward for an unlimited time period. However, any new losses incurred will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

f.	Capital Loss Carryovers and Deferrals

As of August 31, 2012, the Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains, if any, through the expiration dates listed or in the case of post-enactment losses, for an unlimited time period.

	Capital Loss Carryover Amounts		Expires February 28,
Fund	Short-Term	Long-Term
Value
(Pre-Enactment)	$6,488,851	—	2018

Mid Cap Value
(Post-Enactment)	$3,982,523	—	Unlimited

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

For the six months ended August 31, 2012 (unaudited) and the fiscal year ended February 29, 2012, the capital stock transactions by class for Value and Mid Cap Value were:

	Value				Mid Cap Value
	August 31, 2012		February 29, 2012		August 31, 2012		February 29, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class A:
Proceeds from sale of shares	836,502	$8,427,300	1,131,587	$10,767,827	422,313	$4,701,976	1,777,154	$20,008,361
Reinvestment of dividends and distributions	—	—	33,273	301,124	—	—	102,645	1,043,898
Cost of shares repurchased	(701,000)	(6,887,049)	(3,649,813)	(36,889,505)	(408,005)	(4,519,678)	(1,385,976)	(15,185,282)

Net Increase (Decrease)	135,502	$1,540,251	(2,484,953)	$(25,820,554)	14,308	$182,298	493,823	$5,866,977

Class C:
Proceeds from sale of shares	721	$7,000	586	$6,125	20,319	$217,838	103,201	$1,158,447
Reinvestment of dividends and distributions	—	—	46	411	—	—	6,867	68,948
Cost of shares repurchased	(13,393)	(127,683)	(29,563)	(297,565)	(33,787)	(357,919)	(50,836)	(537,691)

Net Increase (Decrease)	(12,672)	($120,683)	(28,931)	$(291,029)	(13,468)	($140,081)	59,232	$689,704

Institutional Class:
Proceeds from sale of shares	312,084	$3,112,407	755,040	$7,364,869	3,446,540	$38,297,675	23,344,311	$264,826,956
Reinvestment of dividends and distributions	—	—	57,910	524,670	—	—	1,083,785	11,054,607
Cost of shares repurchased	(325,940)	(3,263,875)	(3,284,589)	(28,516,974)	(3,504,660)	(38,991,317)	(10,134,578)	(106,367,438)

Net Increase (Decrease)	(13,856)	($151,468)	(2,471,639)	$(20,627,435)	(58,120)	($693,642)	14,293,518	$169,514,125

22

Notes to Financial Statements (continued)

At August 31, 2012, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the outstanding shares of the Funds as follows: Value – three collectively own 46%; Mid Cap Value – one collectively owns 55%. Transactions by these shareholders may have a material impact on their respective Fund.

2.	Agreements and Transactions with Affiliates

For each of the Funds, the Trust has entered into an Investment Management Agreement under which the Investment Manager, a subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects subadvisors for the Funds (subject to Board approval) and monitors the subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by one or more portfolio managers who serve pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Funds to the Investment Manager based on average net assets. For the six months ended August 31, 2012, the annual investment management fee rates, as a percentage of average daily net assets, were as follows: Value—0.70% and Mid Cap Value—0.75%.

The Investment Manager and Systematic Financial Management L.P. (“Systematic”) have contractually agreed, through at least July 1, 2013, to waive management fees and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to the following percentages of the following Funds’ average daily net assets:

Value	0.81%
Mid Cap Value	0.87%

Prior to June 30, 2011, Value and Mid Cap Value had contractual expense limitations of 0.90% and 0.99%, respectively.

Each Fund is obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement occurs and that such repayment would not cause that Fund’s total operating expenses in any such future year to exceed the Fund’s respective expense cap. For the six months ended August 31, 2012, each Fund’s components of reimbursement are detailed in the following chart:

	Value	Mid Cap Value
Reimbursement Available—2/29/12	$58,138	$23,045
Additional Reimbursements	38,938	135
Repayments	(192)	(23,180)
Expired Reimbursements	—	—
Reimbursement Available—8/31/12	$96,884	—

The aggregate annual retainer paid to each Independent Trustee of the Board is $80,000, plus $5,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $20,000 per year. The Chairman of the Audit Committee receives an additional payment of $8,000 per year. The Trustees’ fees and expenses are allocated among all of the funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such funds. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

The Funds are distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers through brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. Subject to the compensation arrangement discussed below, generally MDI bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

Value and Mid Cap Value have adopted a distribution and service plan (the “Plan”) with respect to the Class A and Class C shares in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, each Fund may compensate the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of each Fund’s average daily net assets attributable to the Class A shares and 1.00% annually of each Funds average daily net assets attributable to Class C shares, respectively.

The Plan further provides for periodic payments by the Trust or MDI to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by Class A or Class C shares of each Fund for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of the Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

The Securities and Exchange Commission granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Managers Funds. Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended August 31, 2012,

23

Notes to Financial Statements (continued)

Value lent $311,454 for 4 days earning interest of $38. Mid Cap Value lent $3,663,160 for 3 days earning interest of $350. The interest earned is included in the Statement of Operations as interest income. For the same period, the Funds did not borrow from any other Managers Funds.

3.	Purchases and Sales of Securities

Purchases and sales of investment securities (excluding short term securities and U.S. Government obligations) for the six months ended August 31, 2012 were as follows:

	Long-Term Securities
Fund	Purchases	Sales
Value	$34,160,556	$32,052,623
Mid Cap Value	145,616,367	143,772,270

The Funds had no purchases or sales of U.S. Government obligations during the six months ended August 31, 2012.

4.	Portfolio Securities Loaned

The Funds participate in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and/or government securities and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Collateral received in the form of cash is invested temporarily in the BNY Mellon Overnight Government Fund, formerly the BNY Institutional Cash Reserves Fund (the “ICRF”), or other short-term investments as defined in the Securities Lending Agreement with BNYM.

Effective August 2, 2010, the Trust, on behalf of each applicable Fund, entered into an agreement with BNYM and the Bank of New York Mellon Corporation (“BNYMC”) with respect to each Fund’s position in the ICRF, pursuant to which (i) BNYMC would support the value of certain defaulted securities issued by Lehman Brothers Holdings, Inc. (the “Lehman Securities”) and held by Series B of the ICRF, and (ii) once certain conditions were met, BNYMC would purchase the defaulted securities from each Fund. On October 17, 2011, after certifying that the Fund had met all necessary conditions, BNYMC purchased the Lehman Securities from the Fund at a predetermined price, which represented a premium over the fair market value of the Lehman Securities at the date.

5.	Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds have had no prior claims or losses and expect the risks of material loss to be remote.

6.	New Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU 2011-11 on the financial statements and disclosures.

7.	Subsequent Events

Effective November 30, 2012, Class A Shares of the Funds will no longer be available for purchase, Class A Shares will no longer charge a front-end sales load and will be renamed to Investor Class Shares. After the close of business on November 30, 2012, the Funds will begin offering Investor Class Shares for purchase.

Class C Shares of the Funds will close to all new investors and will no longer be available for purchase by existing shareholders. At the close of business on November 30, 2012, all outstanding Class C Shares of the Funds will automatically convert to a number of full and/or fractional Investor Class Shares equal in value to the shareholder’s Class C Shares of each Fund.

Effective November 30, 2012, Mid-Cap Value will begin offering Service Class Shares for purchase.

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require additional disclosure in or adjustment of the Funds’ financial statements.

24

Annual Renewal of Investment Advisory and Subadvisory Agreements (unaudited)

On June 21-22, 2012, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for each of Systematic Value Fund and Systematic Mid Cap Value Fund (each a “Fund”) and the Subadvisory Agreements with the Subadvisor with respect to each Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Funds, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (each a “Peer Group”), performance information for relevant benchmark indices (each a “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 21-22, 2012, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Funds and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadvisor of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment

Management Agreement and the Investment Manager’s undertaking to maintain an expense limitation for each Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadvisor’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadvisor with portfolio management responsibility for each Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadvisor’s risk management processes.

Performance.

With respect to the Systematic Value Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Institutional Class shares for the 1-year, 3-year and 5-year periods ended March 31, 2012 and for the period from the Institutional Class shares’ inception on April 1, 2002 through March 31, 2012 was below, below, below and above, respectively, the median performance for the Peer Group and below, below, below and above, respectively, the performance of the Fund Benchmark, the Russell 1000® Value Index. The Trustees took into account management’s discussion of the Fund’s performance. The Trustees also noted that the Institutional Class shares have outperformed the Fund Benchmark and ranked in the 26th percentile of the Peer Group for the period from the Institutional Class shares’ inception on April 1, 2002 through March 31, 2012. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of all factors considered.

With respect to the Systematic Mid Cap Value Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance (all share classes) for the 1-year, 3-year and 5-year periods ended March 31, 2012 and for the period from the Fund’s inception on December 21, 2006 through March 31, 2012 was below, below, above and above, respectively, the median performance for the Peer Group and below, below, above and above, respectively, the performance of the Fund Benchmark, the Russell Midcap® Value Index. The Trustees took into account management’s discussion of the Fund’s performance, including the Fund’s strong relative performance over the longer term. The

25

Annual Renewal of Investment Advisory and Subadvisory Agreements (continued)

Trustees also noted that the all share classes ranked in the top quartile of the Peer Group for the period from the Fund’s inception through March 31, 2012. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of all factors considered.

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition as well as the Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

Advisory Fees and Profitability.

In considering the reasonableness of the advisory fee payable to the Investment Manager and the subadvisory fee payable by the Investment Manager to the Subadvisor with respect to each Fund, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that the Investment Manager and the Subadvisor are affiliated and that the Investment Manager pays the Subadvisor a subadvisory fee that is equal to the advisory fee that it receives from each Fund. The Trustees also noted management’s discussion of the current asset levels of the Funds, including the effect on assets attributable to the economic and market conditions since 2008, and considered the impact on profitability of the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the current asset level of the Funds and the undertaking by the Investment Manager to maintain an expense limitation for the Funds. The Board also took into account management’s discussion of the current advisory fee structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the

Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as each Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadvisor, the Trustees reviewed information provided by the Subadvisor regarding the cost to the Subadvisor of providing subadvisory services to each Fund and the resulting profitability from the relationships and noted that, because the Subadvisor is an affiliate of the Investment Manager, such profitability might be directly or indirectly shared by the Investment Manager.

The Trustees noted the current asset level of each Fund and the undertaking by the Investment Manager to maintain an expense limitation for the Fund. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with each Fund were not material factors in the Trustees’ deliberations at this time. For similar reasons, the Trustees did not consider potential economies of scale in the management of each Fund by the Subadvisor to be a material factor in their considerations at this time.

With respect to the Systematic Value Fund, the Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2012 were both lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through July 1, 2013, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.81%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

With respect to the Systematic Mid Cap Value Fund, the Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2012 were both lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through July 1, 2013, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.87%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the

26

Annual Renewal of Investment Advisory and Subadvisory Agreements (continued)

Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

*    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under the Investment Management Agreement; (b) the Subadvisor has the resources to perform its duties under each Subadvisory Agreement and is qualified to manage each Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 21-22, 2012, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreements (as applicable) for each Fund.

27

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Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

Subadvisor

Systematic Financial Management, L.P.

300 Frank W. Burr Blvd.

Glenpointe East, 7th Floor

Teaneck, NJ 07666

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Managers

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

For ManagersChoiceTM Only

Managers

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, RI 02940-8047

(800) 358-7668

Trustees

Jack W. Aber

Bruce B. Bingham

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS	BALANCED FUNDS

CADENCE CAPITAL APPRECIATION

CADENCE FOCUSED GROWTH

CADENCE MID-CAP

CADENCE EMERGING COMPANIES

Cadence Capital Management, LLC

CHICAGO EQUITY PARTNERS MID-CAP

Chicago Equity Partners, LLC

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

FRONTIER SMALL CAP GROWTH

Frontier Capital Management Company, LLC

GW&K SMALL CAP EQUITY

Gannett Welsh & Kotler, LLC

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RENAISSANCE LARGE CAP GROWTH

Renaissance Group LLC

SKYLINE SPECIAL EQUITIES

PORTFOLIO

Skyline Asset Management, L.P.

SPECIAL EQUITY

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TSCM GROWTH EQUITY

TimesSquare Capital Management, LLC

TRILOGY GLOBAL EQUITY

TRILOGY EMERGING MARKETS EQUITY

TRILOGY INTERNATIONAL SMALL CAP

Trilogy Global Advisors, L.P.

YACKTMAN FUND

YACKTMAN FOCUSED FUND

Yacktman Asset Management L.P.

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

FQ GLOBAL ESSENTIALS

First Quadrant, L.P.

INCOME FUNDS

BOND (MANAGERS)

FIXED INCOME

GLOBAL INCOME OPPORTUNITY

Loomis, Sayles & Co., L.P.

BOND (MANAGERS PIMCO)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K MUNICIPAL BOND

GW&K MUNICIPAL ENHANCED YIELD

Gannett Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www. sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date:	November 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date:	November 6, 2012

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date:	November 6, 2012